Expense Example {- Franklin Alabama Tax-Free Income Fund} - Franklin Tax-Free Trust - TF2-21 - Franklin Alabama Tax-Free Income Fund	Mar. 08, 2021 USD ($)
Class A
Expense Example:
1 year	$ 464
3 years	654
5 years	860
10 years	1,453
Class A1
Expense Example:
1 year	450
3 years	609
5 years	782
10 years	1,282
Class C
Expense Example:
1 year	233
3 years	415
5 years	718
10 years	1,579
Class R6
Expense Example:
1 year	64
3 years	206
5 years	360
10 years	809
Advisor Class
Expense Example:
1 year	67
3 years	211
5 years	368
10 years	$ 822